N-4	Aug. 25, 2023 USD ($) Year
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account I of Integrity Life Insurance Company,
Entity Central Index Key	0000802205
Entity Investment Company Type	N-4
Document Period End Date	Aug. 25, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges	Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
	Annual Fee	Minimum	Maximum
	1. Base contract	1.90%¹	1.90%¹
	2. Investment options (Fund fees and expenses)	0.03%[2]	0.49%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10%[3]	1.30%[3]

(1)The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
 (2) Fund fees and expenses are as stated in each Fund's most recent prospectus and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
(3)The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021, the highest possible separate account annual expenses amount to a current charge of 3.20%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. You may elect only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn. For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Surrender Charge Phaseout Period, Years | Year	5
Surrender Charge (of Other Amount) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	Apart from the withdrawal charge, there are no other transaction charges under the contract.
Ongoing Fees and Expenses [Table Text Block]

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges	Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
	Annual Fee	Minimum	Maximum
	1. Base contract	1.90%¹	1.90%¹
	2. Investment options (Fund fees and expenses)	0.03%[2]	0.49%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10%[3]	1.30%[3]

(1)The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
 (2) Fund fees and expenses are as stated in each Fund's most recent prospectus and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
(3)The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021, the highest possible separate account annual expenses amount to a current charge of 3.20%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. You may elect only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.90%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.90%
Base Contract (N-4) Footnotes [Text Block]	(1)The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.49%
Investment Options (of Other Amount) Minimum [Percent]	0.03%
Investment Options Footnotes [Text Block]	(2) Fund fees and expenses are as stated in each Fund's most recent prospectus and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
Optional Benefits Minimum [Percent]	1.10%
Optional Benefits Maximum [Percent]	1.30%
Optional Benefits Footnotes [Text Block]	(3)The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021, the highest possible separate account annual expenses amount to a current charge of 3.20%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. You may elect only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Lowest and Highest Annual Cost [Table Text Block]

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges	Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
	Annual Fee	Minimum	Maximum
	1. Base contract	1.90%¹	1.90%¹
	2. Investment options (Fund fees and expenses)	0.03%[2]	0.49%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10%[3]	1.30%[3]

(1)The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
 (2) Fund fees and expenses are as stated in each Fund's most recent prospectus and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
(3)The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021, the highest possible separate account annual expenses amount to a current charge of 3.20%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. You may elect only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,770.24
Highest Annual Cost [Dollars]	$ 3,122.65
Lowest Annual Cost Footnotes [Text Block]
•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]
•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals
Item 4. Fee Table [Text Block]

Annual Fund Expenses*	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	0.49%
*Fund fees and expenses are as stated in each Fund's most recent prospectus and may vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.

The tables in, Part 1 - Fee Table, Examples, are hereby removed and replaced with the following tables:

Highest Cost Example With Rider

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$11,067	$18,315	$24,718	$42,421

If you do not surrender your contract or if you annuitize under an Annuity Option with a life contingency or with a period certain providing for fixed payments over 10 or more years at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,067	$12,315	$20,718	$42,421

Highest Cost Example Without Rider
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$9,500	$13,688	$17,139	$28,006

If you do not surrender your contract or if you annuitize under an Annuity Option with a life contingency or with a period certain providing for fixed payments over 10 or more years at the end of the applicable period:

1 year	3 years	5 years	10 years
$2,500	$7,688	$13,139	$28,006

Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses*	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	0.49%
*Fund fees and expenses are as stated in each Fund's most recent prospectus and may vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	0.49%
Portfolio Company Expenses, Footnotes [Text Block]	*Fund fees and expenses are as stated in each Fund's most recent prospectus and may vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.
Item 17. Portfolio Companies (N-4) [Text Block]

Fund and Adviser/Subadviser	Current Expenses[1]
iShares iBoxx $ High Yield Corporate Bond ETF [2] Adviser: BlackRock Fund Advisors	0.49%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

(2) The Fund's investment advisory agreement provides that the Fund's investment advisor will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
.

For more information about the Funds, including the risks of investing, please refer to each Fund’s prospectus.

For a prospectus, please contact our offices in writing at, Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720 or call us at 1-800-325-8583.

Portfolio Companies [Table Text Block]

Fund and Adviser/Subadviser	Current Expenses[1]
iShares iBoxx $ High Yield Corporate Bond ETF [2] Adviser: BlackRock Fund Advisors	0.49%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

(2) The Fund's investment advisory agreement provides that the Fund's investment advisor will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

C000046846 [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares iBoxx $ High Yield Corporate Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.49%
With Rider [Member]
Prospectus:
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$11,067	$18,315	$24,718	$42,421

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,067
Surrender Expense, 3 Years, Maximum [Dollars]	18,315
Surrender Expense, 5 Years, Maximum [Dollars]	24,718
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,421
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,067	$12,315	$20,718	$42,421

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,067
Annuitized Expense, 3 Years, Maximum [Dollars]	12,315
Annuitized Expense, 5 Years, Maximum [Dollars]	20,718
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,421
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,067	$12,315	$20,718	$42,421

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,067
No Surrender Expense, 3 Years, Maximum [Dollars]	12,315
No Surrender Expense, 5 Years, Maximum [Dollars]	20,718
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,421
Without Rider [Member]
Prospectus:
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$9,500	$13,688	$17,139	$28,006

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,500
Surrender Expense, 3 Years, Maximum [Dollars]	13,688
Surrender Expense, 5 Years, Maximum [Dollars]	$ 17,139
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$2,500	$7,688	$13,139	$28,006

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,500
Annuitized Expense, 3 Years, Maximum [Dollars]	7,688
Annuitized Expense, 5 Years, Maximum [Dollars]	13,139
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 28,006
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$2,500	$7,688	$13,139	$28,006

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,500
No Surrender Expense, 3 Years, Maximum [Dollars]	7,688
No Surrender Expense, 5 Years, Maximum [Dollars]	13,139
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,006